Alger Small Cap Growth Portfolio Expense Example - Class I2 [Member] - Alger Small Cap Growth Portfolio - Class I-2	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	$ 1,190